PROPERTY, PLANT AND EQUIPMENT - Schedule of letters of credit related assets (Details) $ in Thousands	Dec. 31, 2025 USD ($) letterOfCredit
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 80,259
Empreendimientos Imobiliários
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 19,446
AerCap
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	6
Value	$ 6,000
Aircastle
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 834
BOC Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	4
Value	$ 3,216
Brophunding Aviation House
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	2
Value	$ 2,000
Celestial Aviation Services
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	8
Value	$ 13,586
Celestial Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 9,660
DAE Capital
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 1,844
Dune Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 733
GE Capital Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	9
Value	$ 2,827
GY Aviation Lease 1910
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 1,020
Jackson Square Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	4
Value	$ 1,220
MAM Engine Leasing
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	8
Value	$ 1,420
Marinescu
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	4
Value	$ 5,800
Maverick Leasing
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 2,359
Orix Aviation Systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 730
Pembroke Aircraft Leasing
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	2
Value	$ 1,496
PK AirFinance
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 1,560
SMBC Aviation Capital
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 1,005
Star Rising Aviation
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	5
Value	$ 1,979
Avolon / UMB Bank N.A.
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 1,524